Share-Based Compensation - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of options, Granted	22,000,000
Share based compensation expense	¥ 496,639	¥ 441,827	¥ 919,255
Number of options, Forfeited	27,647	0
Non-controlling interest	¥ 6,127	¥ 8,050	0
Subsidiaries [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of options, Granted	294,292	471,550
Share based compensation by share based award options vested during the period shares		44,504
Share based compensation by share based award options expected to vest outstanding		427,046
Share-Based Payment Arrangement, Tranche One [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Requisite service period		1 year
Share-Based Payment Arrangement, Tranche Two [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Requisite service period		3 years
Share-Based Payment Arrangement, Tranche Three [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Requisite service period		4 years
TYT Company [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Share based compensation expense	¥ 23,219	¥ 21,282	22,273
Maximum [Member] | Employee Stock Option | Subsidiaries [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Requisite service period	4 years	4 years
Minimum [Member] | Employee Stock Option | Subsidiaries [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Requisite service period	1 year	1 year
Options Classified as Equity [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Share based compensation expense	¥ 471,960	¥ 419,551	¥ 896,982
Unrecognized compensation costs	¥ 383
Weighted average period	2 years 3 months 18 days
Options Classified as Equity [Member] | Employee Stock Option
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of options, Granted	93,783,260
Share based compensation by share based award options expected to vest outstanding	266,194,244
Number of options, Forfeited	69,183,175
Option Classified As Subsidiary [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Share based compensation expense	¥ 1,460	¥ 994
2018 Plan [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of options, Granted	2,300,588,991	2,300,588,991
Expiration period	10 years
2021 Plan [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of options, Granted	1,080,603,539	986,820,279
Expiration period	10 years
2021 Plan [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Requisite service period	1 year	1 year
2021 Plan [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of options, Granted	71,783,260
Requisite service period	4 years	4 years
2021 Plan [Member] | Options Classified as Equity [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of options, Granted	93,783,260	173,306,584